Operating expenses - Disclosure of Selling, General and Administrative Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Purchases, fees and other expenses	€ (7,996)	€ (8,073)	€ (9,889)
Payroll costs (including share-based payments)	(12,226)	(11,986)	(11,772)
Depreciation, amortization and provision expenses	(138)	(467)	(387)
Total SG&A expenses	€ (20,360)	€ (20,527)	€ (22,049)